Investments in Joint Ventures	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures

2.	Investments in Joint Ventures.

Brooksville. In 2006, the Company entered into a Joint Venture Agreement with Vulcan Materials Company to jointly own and develop approximately 4,300 acres of land near Brooksville, Florida. Under the terms of the joint venture, FRP contributed its fee interest in approximately 3,443 acres formerly leased to Vulcan under a long-term mining lease which had a net book value of $2,548,000. Vulcan is entitled to mine a portion of the property until 2032 and pay royalties to the Company. FRP also contributed $3,018,000 for one-half of the acquisition costs of a 288-acre contiguous parcel. Vulcan contributed 553 acres that it owned as well as its leasehold interest in the 3,443 acres that it leased from FRP and $3,018,000 for one-half of the acquisition costs of the 288-acre contiguous parcel. The joint venture is jointly controlled by Vulcan and FRP. Distributions will be made on a 50-50 basis except for royalties and depletion specifically allocated to the Company. Other income for the year ended December 31, 2018 includes a loss of $61,000 representing the Company’s portion of the loss of this joint venture.

BC FRP Realty (Windlass Run). During the quarter ending March 2016, we entered into an agreement with a Baltimore development company (St. John Properties, Inc.) to jointly develop the remaining lands of our Windlass Run Business Park. The 50/50 partnership initially calls for FRP to combine its 25 acres (valued at $7,500,000) with St. John Properties’ adjacent 10 acres fronting on a major state highway (valued at $3,239,536) which resulted in an initial cash distribution of $2,130,232 to FRP in May 2016. Thereafter, the venture will jointly develop the combined properties into a multi-building business park to consist of approximately 329,000 square feet of single-story office space. On September 28, 2017 BC FRP Realty, LLC obtained $17,250,000 of construction financing commitments for 4 buildings through September 15, 2022 from BB&T at 2.5% over LIBOR. The balance outstanding on these loans at December 31, 2018 was $9,568,000.

Essexshire Loan. On January 27, 2018 the Company entered into a loan agreement with a Baltimore developer to be the principal capital source of a residential development venture in Essexshire now known as “Hyde Park.” We have committed up to $9.2 million in exchange for an interest rate of 10% and a preferred return of 20% after which the Company is also entitled to a portion of proceeds from sale. This project will hold 125 town homes and 4 single family lots and is currently in the entitlement process. The loan balance at December 31, 2018 was $594,000.

RiverFront Holdings II, LLC. On May 4, 2018, the Company and MRP formed a partnership to develop Phase II of our RiverFront on the Anacostia project and closed on construction financing with Eagle Bank. The Company has contributed its land with an agreed value of $16.3 million (cost basis of $4.6 million) and $6.2 million of cash. MRP contributed capital of $5.6 million to the partnership including development costs paid prior to the formation of the partnership and a $750,000 development fee. The Company further agreed to fund $13.75 million preferred equity financing at 7.5% interest rate of which $8,723,000 was advanced through December 31, 2018. The Company records interest income for this loan and a loss in equity in ventures for our 80% equity in the partnership. The loan from Eagle Bank allows draws of up to $71 million during construction at an interest rate of 3.25% over LIBOR. The loan is interest only and matures in 36 months with a 12-month extension assuming completion of construction and at least one occupancy. There is a provision for an additional 72 months extension with a 30-year amortization of principal at 2.15% over seven-year US Treasury Constant if NOI is sufficient for a 9% yield. The Company’s equity interest in the joint venture is accounted for under the equity method of accounting through the construction and lease up period as MRP acts as the administrative agent of the joint venture and oversees and controls the day to day operations of the project.

Bryant Street Parterships. On December 24, 2018 the Company and MRP formed 4 partnerships to purchase and develop approximately 5 acres of land at 500 Rhode Island Ave NE, Washington, D.C. This property is the first phase of the Bryant Street Master Plan. The property is located in an Opportunity Zone, which provides tax benefits in the new communities development program as established by Congress in the Tax Cuts and Jobs Act of 2017. The Company contributed cash of $32 million in exchange for a 61.36% common equity in the partnership. The Company also contributed cash of $23 million as preferred equity financing at 8.0% interest rate. The Company records interest income for this loan and a loss in equity in ventures for our 61.36% equity in the partnership. The Company’s equity interest in the joint venture is accounted for under the equity method of accounting through the construction and lease up period as MRP acts as the administrative agent of the joint venture and oversees and controls the day to day operations of the project.

Investments in Joint Ventures (in thousands):

					The
					Company's
					Share of
	Common	Total	Total Assets of	Profit (Loss)	Profit (Loss) of
	Ownership	Investment	The Partnership	Of the Partnership	the Partnership

As of December 31, 2018
Brooksville Quarry, LLC	50.00%	$7,449	14,325	(122)	(61)
BC FRP Realty, LLC	50.00%	5,976	21,371	—	—
Essexshire Loan		594	594	39	39
RiverFront Holdings II, LLC	80.00%	19,865	38,869	(66)	(66)
Bryant Street Partnerships	61.36%	55,000	77,541	—	—
Total		$88,884	152,700	(149)	(88)

As of December 31, 2017
RiverFront Holdings I, LLC (1)	—	$—	—	(2,019)	(1,558)
Brooksville Quarry, LLC	50.00%	7,516	14,411	(80)	(40)
BC FRP Realty, LLC	50.00%	5,890	15,027	—	—
Total		$13,406	29,438	(2,099)	(1,598)

(1)	The Company consolidated this joint venture effective July 1, 2017 (see Footnote 3).

Summarized Financial Information for the Investments in Joint Ventures (in thousands):

	As of December 31, 2018
	Brooksville	BC FRP	Essexshire	RiverFront	Bryant Street
	Quarry, LLC	Realty, LLC	Loan	Holdings II, LLC	Partnerships	Total

Investments in real estate, net	$14,299	21,352	594	38,793	41,821	$116,859
Cash and cash equivalents	20	11	—	76	35,670	35,777
Deferred costs	6	8	—	—	50	64
Total Assets	$14,325	21,371	594	38,869	77,541	$152,700

Secured notes payable	$—	9,549	—	—	—	$9,549
Other liabilities	119	38	—	1,887	2,886	4,930
Capital – FRP	7,449	5,892	594	31,347	55,000	100,282
Capital - Third Parties	6,757	5,892	—	5,635	19,655	37,939
Total Liabilities and Capital	$14,325	21,371	594	38,869	77,541	$152,700

The Company’s capital recorded by the unconsolidated Joint Ventures is $11,398,000 more than the Investment in Joint Ventures reported in the Company’s consolidated balance sheet due to the lower basis in property contributed.

Income statements for the RiverFront Holdings I, LLC, prior to consolidation July 1, 2017 (in thousands):

Year ended
December 31,
2017
Revenues:
Rental Revenue	$3,053
Revenue – Reimbursements	33
Total Revenues	3,086
Cost of operations:
Depreciation and amortization	1,958
Operating expenses	1,096
Property taxes	459
Total cost of operations	3,513
Total operating profit	(427)
Interest expense	(1,592)
Net loss of the Partnership	$(2,019)

The amount of consolidated retained earnings for these joint ventures was $(2,702,000) and $(2,638,000) as of December 31, 2018 and December 31, 2017, respectively.